Janus Henderson VIT Research Portfolio

Schedule of Investments (unaudited)

September 30, 2019

Shares		Value
Common Stocks – 99.9%
Aerospace & Defense – 3.1%
Boeing Co	23,108	$8,791,901
L3Harris Technologies Inc	33,858	7,064,133
		15,856,034
Auto Components – 0.8%
Aptiv PLC	45,608	3,987,051
Beverages – 1.6%
Constellation Brands Inc	40,445	8,383,440
Biotechnology – 2.6%
AnaptysBio Inc*	24,882	870,621
Insmed Inc*	66,793	1,178,229
Mirati Therapeutics Inc*	16,651	1,297,279
Neurocrine Biosciences Inc*	37,170	3,349,389
Sage Therapeutics Inc*	11,660	1,635,781
Sarepta Therapeutics Inc*	13,852	1,043,333
Vertex Pharmaceuticals Inc*	21,954	3,719,447
		13,094,079
Capital Markets – 2.1%
Blackstone Group Inc	54,141	2,644,246
CME Group Inc	11,269	2,381,590
Intercontinental Exchange Inc	34,537	3,186,729
TD Ameritrade Holding Corp	50,574	2,361,806
		10,574,371
Chemicals – 2.0%
Air Products & Chemicals Inc	20,038	4,445,631
Sherwin-Williams Co	10,799	5,938,046
		10,383,677
Construction Materials – 0.7%
Vulcan Materials Co	22,304	3,373,257
Consumer Finance – 0.4%
Synchrony Financial	63,221	2,155,204
Containers & Packaging – 0.5%
Ball Corp	35,014	2,549,369
Diversified Consumer Services – 0.7%
ServiceMaster Global Holdings Inc*	66,629	3,724,561
Electronic Equipment, Instruments & Components – 0.4%
Cognex Corp	42,137	2,070,191
Entertainment – 3.0%
Liberty Media Corp-Liberty Formula One*	83,617	3,477,631
Netflix Inc*	29,115	7,791,756
Walt Disney Co	32,447	4,228,493
		15,497,880
Equity Real Estate Investment Trusts (REITs) – 2.1%
Crown Castle International Corp	54,419	7,564,785
Equinix Inc	5,617	3,239,886
		10,804,671
Health Care Equipment & Supplies – 3.2%
Abbott Laboratories	79,399	6,643,314
Boston Scientific Corp*	155,795	6,339,299
Cooper Cos Inc	5,694	1,691,118
ICU Medical Inc*	11,425	1,823,430
		16,497,161
Health Care Providers & Services – 2.7%
Humana Inc	13,459	3,441,063
UnitedHealth Group Inc	46,836	10,178,400
		13,619,463
Health Care Technology – 0.4%
Teladoc Health Inc*	31,645	2,142,999
Hotels, Restaurants & Leisure – 3.7%
Aramark	121,530	5,296,277
Hilton Worldwide Holdings Inc	43,932	4,090,509
McDonald's Corp	27,005	5,798,244
Norwegian Cruise Line Holdings Ltd*	71,238	3,687,991
		18,873,021
Independent Power and Renewable Electricity Producers – 0.1%
NRG Energy Inc	17,273	684,011
Industrial Conglomerates – 1.2%
Honeywell International Inc	35,572	6,018,782

Shares		Value
Common Stocks – (continued)
Information Technology Services – 9.4%
Fidelity National Information Services Inc	47,258	$6,273,972
Gartner Inc*	56,849	8,128,838
GoDaddy Inc*	34,514	2,277,234
Mastercard Inc	55,923	15,187,009
Visa Inc	93,598	16,099,792
		47,966,845
Insurance – 0.9%
Progressive Corp	59,644	4,607,499
Interactive Media & Services – 8.3%
Alphabet Inc - Class C*	24,684	30,089,796
Facebook Inc*	67,260	11,977,661
		42,067,457
Internet & Direct Marketing Retail – 6.7%
Amazon.com Inc*	17,988	31,225,549
Wayfair Inc*	23,980	2,688,638
		33,914,187
Life Sciences Tools & Services – 1.4%
Thermo Fisher Scientific Inc	23,883	6,956,401
Machinery – 2.0%
Deere & Co	18,849	3,179,449
Parker-Hannifin Corp	19,014	3,434,119
Wabtec Corp	49,319	3,544,063
		10,157,631
Media – 1.3%
Discovery Inc - Class C*	83,706	2,060,842
Liberty Broadband Corp*	43,642	4,568,008
		6,628,850
Oil, Gas & Consumable Fuels – 0.2%
Enterprise Products Partners LP	22,523	643,707
EOG Resources Inc	7,323	543,513
		1,187,220
Pharmaceuticals – 3.5%
Bristol-Myers Squibb Co	99,539	5,047,623
Elanco Animal Health Inc*	56,559	1,503,904
Merck & Co Inc	131,355	11,057,464
		17,608,991
Professional Services – 1.8%
CoStar Group Inc*	9,730	5,771,836
Verisk Analytics Inc	21,151	3,344,819
		9,116,655
Road & Rail – 1.1%
CSX Corp	77,877	5,394,540
Semiconductor & Semiconductor Equipment – 7.4%
Lam Research Corp	31,999	7,395,289
Microchip Technology Inc	48,190	4,477,333
Micron Technology Inc*	31,802	1,362,716
NVIDIA Corp	44,327	7,716,001
ON Semiconductor Corp*	116,954	2,246,686
Texas Instruments Inc	101,205	13,079,734
Xilinx Inc	15,995	1,533,920
		37,811,679
Software – 17.7%
Adobe Inc*	50,129	13,848,136
Autodesk Inc*	39,917	5,895,741
HubSpot Inc*	8,403	1,273,979
Intuit Inc	18,398	4,892,764
Microsoft Corp	309,535	43,034,651
salesforce.com Inc*	82,914	12,307,754
SS&C Technologies Holdings Inc	44,827	2,311,728
Tyler Technologies Inc*	16,646	4,369,575
Zendesk Inc*	31,679	2,308,766
		90,243,094
Technology Hardware, Storage & Peripherals – 3.5%
Apple Inc	80,355	17,997,109
Textiles, Apparel & Luxury Goods – 1.7%
NIKE Inc	93,375	8,769,780
Tobacco – 1.7%
Altria Group Inc	210,730	8,618,857
Total Common Stocks (cost $359,329,144)		509,336,017

Shares		Value
Investment Companies – 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº,£ (cost $267,000)	267,000	$267,000
Total Investments (total cost $359,596,144) – 100.0%		509,603,017
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(9,407)
Net Assets – 100%		$509,593,610

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/19
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	$20,093	$704	$-	$267,000

	Share Balance at 12/31/18	Purchases	Sales	Share Balance at 9/30/19
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	1,134,000	48,316,098	(49,183,098)	267,000

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2019.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$509,336,017	$-	$-
Investment Companies	-	267,000	-
Total Assets	$509,336,017	$267,000	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2019 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.